SUNSTONE FINANCIAL GROUP, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414/271-5885
                               Fax: 414/221-6966



VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Lend Lease Funds
     File Nos. 333-90085; 811-9679

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Lend Lease Funds, a registered management investment company (the "Trust"), that the form of Statement of Additional Information for the Trust's European Real Estate Securities Fund that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 2 which was filed with the Commission on December 15, 2000.

Please contact the undersigned if you have any questions concerning this filing.

Sincerely,


/s/Constance Dye Shannon
Senior Counsel